OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2018	31 December 2017
Other current assets	€ million	€ million
Prepayments	47	45
VAT receivables	17	273
Miscellaneous receivables	114	124
Assets held for sale	15	10
Total other current assets	193	452

The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2018	31 December 2017
Other non-current assets	€ million	€ million
VAT receivables	318	—
Retirement benefit surplus	21	24
Other	57	57
Total other non-current assets	396	81

VAT receivables
As at 31 December 2018 and 31 December 2017, the Group had a value added tax (VAT) receivable recorded of €318 million and €235 million respectively, relating to a dispute that began in 2014 between the Spanish Tax Authorities and the Regional Tax Authorities of Bizkaia (Basque Region) as to the responsibility for refunding the VAT to CCEP.
Under relevant tax laws in Spain, conflicts between jurisdictions are ruled by a special Arbitration Board and the refund of the VAT is mandated following the resolution of the issue at the Arbitration Board. However, to date, the Arbitration Board has not ruled on the issue and Spanish legislation offers limited mechanisms for a taxpayer to force the expedition of matters before the Arbitration Board.
Under the laws of the European Union, there must be neutrality of treatment between a supplier and the recipient of a transaction, i.e. provided VAT has been correctly charged and paid, and the recipient is entitled to deduct the input VAT, the excess VAT must be refunded. As such, we believe it is a certainty that the amount due plus interest will be refunded to CCEP once the Arbitration Board rules. However, in light of the continued delay in the resolution of the matter, the VAT receivable has been reclassified to other non-current assets as at 31 December 2018.